Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2011
Valuation and Qualifying Accounts
Schedule of Valuation Allowance

	Balance at beginning of period	Additions charged to costs and expenses	Deductions(*1)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2009:
Allowance for doubtful accounts	¥36,286	¥27,749	¥(18,827)	¥45,208

Fiscal year ended March 31, 2010:
Allowance for doubtful accounts	¥45,208	¥18,453	¥(22,569)	¥41,092

Fiscal year ended March 31, 2011:
Allowance for doubtful accounts	¥41,092	¥30,282	¥(25,467)	¥45,907

*1: Amounts written off.
	Balance at beginning of period	Additions	Deductions	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2009:
Valuation allowance—Deferred tax assets	¥279,573	¥33,938	¥(12,489)	¥301,022

Fiscal year ended March 31, 2010:
Valuation allowance—Deferred tax assets	¥301,022	¥22,392	¥(57,564)	¥265,850

Fiscal year ended March 31, 2011:
Valuation allowance—Deferred tax assets	¥265,850	¥48,496	¥(39,787)	¥274,559